Severance Indemnities And Pension Plans (Contributed To Plan Assets And Expected To Contribute For Remainder Of Fiscal Year) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
Sep. 30, 2014
Domestic Subsidiaries, Pension Benefits And SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2014	¥ 20.6
For the remainder of the fiscal year ending March 31, 2015	20.2
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2014	12.5
For the remainder of the fiscal year ending March 31, 2015	2.1
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2014	0.7
For the remainder of the fiscal year ending March 31, 2015	¥ 0.7